Significant Accounting Policies, textual (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Other comprehensive income/(loss)	$ 0	$ 0	$ 0
Provision for doubtful accounts	$ 0	0
Vessels, useful life	25 years
Assets held for sale	$ 0	0
Derivatives	$ 0	0	$ 0
Effective income tax rate	4.00%
Inventory [Line Items]
Inventories	$ 4,139,000	4,227,000
Bunkers
Inventory [Line Items]
Inventories	0	724,000
Lubricants
Inventory [Line Items]
Inventories	$ 4,139,000	$ 3,503,000